Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Components of the Gain/(Loss) from Discontinued Operations
The following summarizes the components of the gain from discontinued operations, net of tax, that the Company has reported in the unaudited condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Major classes of line items constituting gain from discontinued o p erations:
Revenue - launch services	$—	$—	$—	$26,925
Total operating cost and expenses	$—	$511	$—	$29,129
Operating loss	$—	$(511)	$—	$(2,204)
Loss from discontinued operations, before income taxes.	$—	$(511)	$—	$(2,223)
(Loss)/gain on disposal of discontinued operations	$—	$—	$(1,022)	$30,672
Total (loss)/gain from discontinued operations, net of income taxes	$—	$(511)	$(1,022)	$28,449

The following summarizes the components of the gain/(loss) from discontinued operations, net of tax, that the Company has reported in the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2020	2019
	(in thousands)
Major classes of line items constituting loss from discontinued operations:
Revenue - launch services	$26,925	$46,366
Cost and expenses:
Service costs, excluding depreciation	21,161	45,040
Provision for doubtful accounts	2,128	176
General and administrative expenses	3,590	6,908
Depreciation	2,514	200

Operating loss	(2,468)	(5,958)
Interest expense, net	(3)	(40)
Other expense, net	(16)	(162)

Loss from discontinued operations, before income taxes.	(2,487)	(6,160)
Gain on disposal of discontinued operations	30,672	—
Income tax (provision) benefit	—	—

Total gain/(loss) of discontinued operations, net of income taxes	$28,185	$(6,160)

Summary of Carrying Amounts of the Major Classes of Assets and Liabilities
The carrying amounts of the major classes of assets and liabilities, which are classified as held for sale in the consolidated balance sheet, are as follows:

Year Ended December 31,
2019
(in thousands)
Carrying amounts of the major classes of assets included in discontinued operations
Cash and cash equivalents	$11,383
Accounts receivable - net	4,176
Unbilled revenue - net	4,205
Inventory	967
Contract advances, prepaid expenses and other current assets	767
Property and equipment - net	710
Other	11

Current assets of discontinued operations	22,219

Total Assets	22,219

Accounts payable	6,367
Accrued expenses - net	19,206
Accrued payroll	446
Deferred revenue	4,648
Other liabilities	549

Current liabilities of discontinued operations	31,216

Total liabilities	31,216